INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	June 30,	December 31,
Deferred tax items	2023	2022
Accounts receivable, net	$—	$17,602
Net operating loss - UK	—	—
Valuation allowance	—	(6,481)
Deferred tax assets, net	$—	$11,121

Schedule of provision for income taxes

	June 30,	June 30,
	2023	2022
Current	$—	$—
Deferred tax adjustment	(11,071)	—
Total income tax	$(11,071)	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
China	2023	2022
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	(2.52)%	0.00%
Effective rate	(2.52)%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%